Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$402,728	$140,532	$13,550,125	$14,093,384
Revenues - related party	3,632,508	1,732,218	-	5,364,726
Total revenues	4,035,235	1,872,750	13,550,125	19,458,110
Cost of revenues	-	195,336	13,539,544	13,734,880
Gross profit	$4,035,235	$1,677,414	$10,581	$5,723,230

Three Months Ended March 31, 2025:

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$3,287,663	$16,231,043	$13,269,810	$32,788,516
Revenues - related party	2,514,241	2,037,534	-	4,551,775
Total revenues	5,801,904	18,268,577	13,269,810	37,340,291
Cost of revenues	2,106,371	17,232,060	13,243,426	32,581,857
Gross profit	$3,695,533	$1,036,517	$26,384	$4,758,434

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$23,218,485	$3,389,461	$57,585,457	$84,193,403
Revenues - related party	11,895,108	8,330,299	-	20,225,406
Total revenues	35,113,592	11,719,760	57,585,457	104,418,809
Cost of revenues	4,970,253	4,162,336	57,540,070	66,672,658
Gross profit	$30,143,339	$7,557,424	$45,388	$37,746,151